Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2018
Entity Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2018
Prospectus Date	rr_ProspectusDate	Sep. 11, 2017
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTAB